UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or
Quarter Ended:    JUNE 30, 2010


Check here if Amendment	 [   ];
Amendment Number: ______
This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager
Filing this Report:

Name:     	Beutel, Goodman & Company  Ltd.
Address: 	20 Eglinton Avenue West
               	Suite 2000
                Toronto, Ontario  M4R 1K8

Form 13F File Number: 28-11939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:   Michael James Gibson
Title:  Managing Director, Chief Compliance Officer
Phone:  416.932.6337

Signature, Place, and Date of Signing:


______________________________
[Signature]

Toronto, Ontario, Canada
[City, State]

July 15, 2010
[Date]


Report Type (Check only one.):

[ X  ] 13F HOLDINGS REPORT.
(Check here if all holdings of this
reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings
reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here
if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                      Beutel, Goodman & Company Ltd.
                                                      Form 13F Information Table                Form 13F File Number
            30-Jun-10                                                                           28 - 11939

                                                            Total       Shares Investment Other    Voting Authority
Name of Issuer            Title of Class        CUSIP   (x $1000)              Discretion Mgrs.       Sole   Shared     None
Bank of Nova Scotia               Common      64149107     291,440    6,301,772     Sole          5,315,410           986,362
Cameco Corp.                      Common     13321L108     142,233    6,663,107     Sole          5,713,407           949,700
CIBC                              Common     136069101     413,871    6,636,723     Sole          5,636,731           999,992
CDN National Railway              Common     136375102     221,706    3,854,157     Sole          3,299,659           554,498
Cenovus Energy Inc.               Common     15135U109     171,188    6,626,361     Sole          5,730,956           895,405
Encana                            Common     292505104     181,386    5,967,061     Sole          5,129,556           837,505
Kinross Gold Corp.                Common     496902404     162,864    9,490,864     Sole          8,069,754         1,421,110
Manulife Financial                Common     56501R106     275,066   18,882,597     Sole         16,231,682         2,650,915
Molson Coors Canada       ExchNonVot CLB     608711206     276,015    6,401,531     Sole          5,522,681           878,850
Rogers Communications   Class BNonVoting     775109200     245,274    7,479,551     Sole          6,415,120         1,064,431
Royal Bank CDA                    Common     780087102     205,473    4,298,328     Sole          3,536,243           762,085
Sun Life Financial                Common     866796105     107,998    4,096,659     Sole          3,433,973           662,686
Talisman Energy Inc               Common     87425E103     189,451   12,480,261     Sole         10,470,272         2,009,989
Thomson Reuters Corp.             Common     884903105     129,374    3,601,417     Sole          3,041,507           559,910
Toronto Dominion Bank             Common     891160509     516,259    7,937,750     Sole          6,742,635         1,195,115

Total                                                    3,529,598



FORM 13F SUMMARY PAGE

Report Summary:  June 30, 2010

Number of Other Included
Managers:        None

Form 13F Information Table Entry
Total:           15

Form 13F Information Table Value
Total:       	3,529,598 (thousands)


List of Other Included Managers:
		None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list,
state NONE and omit the column headings
and list entries.]


No. Form 13F File Number Name
	28-__11939

_____________________
[Repeat as necessary.]